Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VanEck Funds
Entity Central Index Key	0000768847
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000090895
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class A
Trading Symbol	CMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance with metals standing out on the upside and some energy and agricultural commodities lagging. Inflationary pressures, demand, and geopolitical risks supported prices, while weaker-than-expected economic conditions in China and softer global growth expectations weighed on certain commodity markets at points during the period.

  Industrial metals and precious metals were the Fund’s largest contributors, particularly copper and aluminum, while gold and silver also contributed meaningfully.

  Energy and agricultural commodities were the Fund’s largest detractors, as declining oil prices and weakness in key crops reflected ample global supply and favorable growing conditions.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	8.01%	10.94%	7.17%
Class A After Maximum Sales Charge	1.80%	9.64%	6.54%
UBS CM Commodity Index	9.55%	12.63%	8.71%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 578,569,238
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,526,246
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$578,569,238 Number of Portfolio Holdings20 Portfolio Turnover Rate-% Advisory Fees Paid$2,526,246
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		17.9%
Money Market Fund		2.6%
United States Treasuries		79.5%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.4%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.4%
Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000090897
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class I
Trading Symbol	COMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance with metals standing out on the upside and some energy and agricultural commodities lagging. Inflationary pressures, demand, and geopolitical risks supported prices, while weaker-than-expected economic conditions in China and softer global growth expectations weighed on certain commodity markets at points during the period.

  Industrial metals and precious metals were the Fund’s largest contributors, particularly copper and aluminum, while gold and silver also contributed meaningfully.

  Energy and agricultural commodities were the Fund’s largest detractors, as declining oil prices and weakness in key crops reflected ample global supply and favorable growing conditions.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	8.32%	11.26%	7.48%
UBS CM Commodity Index	9.55%	12.63%	8.71%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 578,569,238
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,526,246
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$578,569,238 Number of Portfolio Holdings20 Portfolio Turnover Rate-% Advisory Fees Paid$2,526,246
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		17.9%
Money Market Fund		2.6%
United States Treasuries		79.5%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.4%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.4%
Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000090898
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class Y
Trading Symbol	CMCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance with metals standing out on the upside and some energy and agricultural commodities lagging. Inflationary pressures, demand, and geopolitical risks supported prices, while weaker-than-expected economic conditions in China and softer global growth expectations weighed on certain commodity markets at points during the period.

  Industrial metals and precious metals were the Fund’s largest contributors, particularly copper and aluminum, while gold and silver also contributed meaningfully.

  Energy and agricultural commodities were the Fund’s largest detractors, as declining oil prices and weakness in key crops reflected ample global supply and favorable growing conditions.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	8.28%	11.22%	7.42%
UBS CM Commodity Index	9.55%	12.63%	8.71%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 578,569,238
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,526,246
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$578,569,238 Number of Portfolio Holdings20 Portfolio Turnover Rate-% Advisory Fees Paid$2,526,246
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		17.9%
Money Market Fund		2.6%
United States Treasuries		79.5%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.4%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.4%
Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024992
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class A
Trading Symbol	GBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$185	1.61%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most from the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate was the only detracting sector.

  The leading individual contributors to performance were SK hynix, Inc., Taiwan Semiconductor Manufacturing Co. Ltd. and Lion Finance Group PLC.

  The leading individual detractors from performance were Oberoi Realty Ltd., Sterling And Wilson Renewable Energy Ltd. and MLP Saglik Hizmetleri AS.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	30.26%	(1.15)%	4.99%
Class A After Maximum Sales Charge	22.77%	(2.31)%	4.37%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 320,774,046
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,065,074
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$320,774,046 Number of Portfolio Holdings75 Portfolio Turnover Rate29% Advisory Fees Paid$2,065,074
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.8)%
Other Investments		0.2%
Consumer Staples		1.6%
Energy		3.4%
Health Care		4.6%
Real Estate		6.7%
Communication Services		8.3%
Industrials		11.3%
Consumer Discretionary		18.2%
Financials		21.8%
Information Technology		25.7%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.5%
Prosus NV	1.9%
HDFC Bank Ltd.	1.9%
International Container Terminal Services, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Emerging Markets Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033045
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class I
Trading Symbol	EMRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$116	1.01%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most from the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate was the only detracting sector.

  The leading individual contributors to performance were SK hynix, Inc., Taiwan Semiconductor Manufacturing Co. Ltd. and Lion Finance Group PLC.

  The leading individual detractors from performance were Oberoi Realty Ltd., Sterling And Wilson Renewable Energy Ltd. and MLP Saglik Hizmetleri AS.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	31.00%	(0.61)%	5.53%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 320,774,046
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,065,074
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$320,774,046 Number of Portfolio Holdings75 Portfolio Turnover Rate29% Advisory Fees Paid$2,065,074
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.8)%
Other Investments		0.2%
Consumer Staples		1.6%
Energy		3.4%
Health Care		4.6%
Real Estate		6.7%
Communication Services		8.3%
Industrials		11.3%
Consumer Discretionary		18.2%
Financials		21.8%
Information Technology		25.7%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.5%
Prosus NV	1.9%
HDFC Bank Ltd.	1.9%
International Container Terminal Services, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Emerging Markets Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088110
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Y
Trading Symbol	EMRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$128	1.11%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most from the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate was the only detracting sector.

  The leading individual contributors to performance were SK hynix, Inc., Taiwan Semiconductor Manufacturing Co. Ltd. and Lion Finance Group PLC.

  The leading individual detractors from performance were Oberoi Realty Ltd., Sterling And Wilson Renewable Energy Ltd. and MLP Saglik Hizmetleri AS.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	30.93%	(0.71)%	5.43%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 320,774,046
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,065,074
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$320,774,046 Number of Portfolio Holdings75 Portfolio Turnover Rate29% Advisory Fees Paid$2,065,074
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.8)%
Other Investments		0.2%
Consumer Staples		1.6%
Energy		3.4%
Health Care		4.6%
Real Estate		6.7%
Communication Services		8.3%
Industrials		11.3%
Consumer Discretionary		18.2%
Financials		21.8%
Information Technology		25.7%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.5%
Prosus NV	1.9%
HDFC Bank Ltd.	1.9%
International Container Terminal Services, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Emerging Markets Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000214759
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Z
Trading Symbol	EMRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$105	0.91%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most from the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate was the only detracting sector.

  The leading individual contributors to performance were SK hynix, Inc., Taiwan Semiconductor Manufacturing Co. Ltd. and Lion Finance Group PLC.

  The leading individual detractors from performance were Oberoi Realty Ltd., Sterling And Wilson Renewable Energy Ltd. and MLP Saglik Hizmetleri AS.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class Z	31.05%	(0.52)%	3.26%
MSCI Emerging Markets IMI Index	31.38%	4.66%	7.98%

* Inception of Fund: 09/16/2019.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Sep. 16, 2019
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 320,774,046
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,065,074
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$320,774,046 Number of Portfolio Holdings75 Portfolio Turnover Rate29% Advisory Fees Paid$2,065,074
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.8)%
Other Investments		0.2%
Consumer Staples		1.6%
Energy		3.4%
Health Care		4.6%
Real Estate		6.7%
Communication Services		8.3%
Industrials		11.3%
Consumer Discretionary		18.2%
Financials		21.8%
Information Technology		25.7%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.5%
Prosus NV	1.9%
HDFC Bank Ltd.	1.9%
International Container Terminal Services, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Emerging Markets Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024996
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class A
Trading Symbol	GHAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$163	1.38%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp.  and Newmont Corp, all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co, Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	36.11%	10.14%	7.90%
Class A After Maximum Sales Charge	28.28%	8.84%	7.27%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 648,610,375
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,256,103
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$648,610,375 Number of Portfolio Holdings67 Portfolio Turnover Rate58% Advisory Fees Paid$4,256,103
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.8%
Money Market Fund		1.8%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.0%
Paper & Forest		7.8%
Agriculture		11.3%
Base & Industrial Metals		20.5%
Gold & Precious Metals		23.3%
Oil & Gas		26.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.6%
Newmont Corp.	3.4%
Anglo American PLC	3.1%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Global Resources Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033047
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class I
Trading Symbol	GHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp.  and Newmont Corp, all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co, Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	36.67%	10.61%	8.36%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 648,610,375
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,256,103
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$648,610,375 Number of Portfolio Holdings67 Portfolio Turnover Rate58% Advisory Fees Paid$4,256,103
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.8%
Money Market Fund		1.8%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.0%
Paper & Forest		7.8%
Agriculture		11.3%
Base & Industrial Metals		20.5%
Gold & Precious Metals		23.3%
Oil & Gas		26.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.6%
Newmont Corp.	3.4%
Anglo American PLC	3.1%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Global Resources Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088112
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class Y
Trading Symbol	GHAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$134	1.13%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp.  and Newmont Corp, all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co, Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	36.43%	10.41%	8.17%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 648,610,375
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,256,103
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$648,610,375 Number of Portfolio Holdings67 Portfolio Turnover Rate58% Advisory Fees Paid$4,256,103
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.8%
Money Market Fund		1.8%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.0%
Paper & Forest		7.8%
Agriculture		11.3%
Base & Industrial Metals		20.5%
Gold & Precious Metals		23.3%
Oil & Gas		26.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.6%
Newmont Corp.	3.4%
Anglo American PLC	3.1%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective April 30, 2025, the Class C shares of VanEck Global Resources Fund were converted into Class A shares of the Fund and Class C shares of the Fund were terminated effective immediately after such conversion.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024994
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class A
Trading Symbol	INIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$239	1.31%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	165.86%	19.84%	21.50%
Class A After Maximum Sales Charge	150.57%	18.43%	20.79%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,526,423,521
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,756,055
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,526,423,521 Number of Portfolio Holdings50 Portfolio Turnover Rate30% Advisory Fees Paid$6,756,055
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.4%
Diversified Metals & Mining		1.5%
Gold		98.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	7.2%
Agnico Eagle Mines Ltd.	6.5%
Barrick Mining Corp.	5.8%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.0%
Gold Fields Ltd.	3.7%
Pan American Silver Corp.	3.7%
Montage Gold Corp.	3.6%
Kinross Gold Corp.	3.6%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024995
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class C
Trading Symbol	IIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$385	2.12%

Expenses Paid, Amount	$ 385
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class C Before Sales Charge	163.77%	18.91%	20.58%
Class C After Maximum Sales Charge	162.77%	18.91%	20.58%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,526,423,521
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,756,055
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,526,423,521 Number of Portfolio Holdings50 Portfolio Turnover Rate30% Advisory Fees Paid$6,756,055
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.4%
Diversified Metals & Mining		1.5%
Gold		98.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	7.2%
Agnico Eagle Mines Ltd.	6.5%
Barrick Mining Corp.	5.8%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.0%
Gold Fields Ltd.	3.7%
Pan American Silver Corp.	3.7%
Montage Gold Corp.	3.6%
Kinross Gold Corp.	3.6%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033046
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class I
Trading Symbol	INIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$184	1.00%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	166.63%	20.31%	21.98%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,526,423,521
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,756,055
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,526,423,521 Number of Portfolio Holdings50 Portfolio Turnover Rate30% Advisory Fees Paid$6,756,055
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.4%
Diversified Metals & Mining		1.5%
Gold		98.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	7.2%
Agnico Eagle Mines Ltd.	6.5%
Barrick Mining Corp.	5.8%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.0%
Gold Fields Ltd.	3.7%
Pan American Silver Corp.	3.7%
Montage Gold Corp.	3.6%
Kinross Gold Corp.	3.6%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088111
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class Y
Trading Symbol	INIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$189	1.03%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	166.62%	20.22%	21.86%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,526,423,521
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,756,055
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,526,423,521 Number of Portfolio Holdings50 Portfolio Turnover Rate30% Advisory Fees Paid$6,756,055
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.4%
Diversified Metals & Mining		1.5%
Gold		98.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	7.2%
Agnico Eagle Mines Ltd.	6.5%
Barrick Mining Corp.	5.8%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.0%
Gold Fields Ltd.	3.7%
Pan American Silver Corp.	3.7%
Montage Gold Corp.	3.6%
Kinross Gold Corp.	3.6%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000117963
Shareholder Report [Line Items]
Fund Name	VanEck Emerging Markets Bond ETF
Class Name	VanEck Emerging Markets Bond ETF
Trading Symbol	EMBX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Emerging Markets Bond ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets Bond ETF	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets bonds delivered strong gains in 2025 driven by appreciation in local currencies from a weaker US dollar, high income from sovereign local bonds, and a decline in bond yields in emerging markets.

  Relative to its benchmark, 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country positioning within sovereign debt.

  In terms of country of risk, South Africa, Mexico, and Brazil were the top contributors to performance while Ukraine, Kazakhstan, and Turkey detracted the most.

  Sovereign bonds contributed the most to performance, while the quasi-sovereign segment detracted slightly during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA Global Broad Market Plus Index	50% GBI-EM 50% EMBI
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,958	$10,097	$10,008
Feb 16	$10,100	$10,314	$10,176
Mar 16	$10,427	$10,578	$10,801
Apr 16	$10,559	$10,713	$11,036
May 16	$10,491	$10,581	$10,726
Jun 16	$10,713	$10,889	$11,223
Jul 16	$10,813	$10,972	$11,357
Aug 16	$10,747	$10,922	$11,461
Sep 16	$10,782	$10,975	$11,600
Oct 16	$10,778	$10,685	$11,479
Nov 16	$10,503	$10,268	$10,841
Dec 16	$10,645	$10,225	$11,015
Jan 17	$10,831	$10,336	$11,218
Feb 17	$11,164	$10,389	$11,432
Mar 17	$11,228	$10,402	$11,586
Apr 17	$11,288	$10,518	$11,740
May 17	$11,340	$10,673	$11,907
Jun 17	$11,430	$10,664	$11,926
Jul 17	$11,562	$10,838	$12,100
Aug 17	$11,751	$10,947	$12,315
Sep 17	$11,931	$10,851	$12,295
Oct 17	$11,992	$10,808	$12,144
Nov 17	$11,768	$10,921	$12,250
Dec 17	$11,919	$10,961	$12,419
Jan 18	$12,108	$11,082	$12,694
Feb 18	$12,034	$10,984	$12,502
Mar 18	$12,245	$11,101	$12,584
Apr 18	$11,997	$10,929	$12,306
May 18	$11,532	$10,845	$11,942
Jun 18	$11,219	$10,797	$11,700
Jul 18	$11,589	$10,780	$11,961
Aug 18	$11,241	$10,784	$11,493
Sep 18	$11,394	$10,695	$11,729
Oct 18	$11,293	$10,583	$11,488
Nov 18	$11,136	$10,622	$11,625
Dec 18	$11,179	$10,836	$11,779
Jan 19	$11,774	$11,001	$12,361
Feb 19	$11,797	$10,940	$12,355
Mar 19	$11,843	$11,079	$12,361
Apr 19	$11,882	$11,048	$12,365
May 19	$11,822	$11,204	$12,408
Jun 19	$12,295	$11,451	$12,961
Jul 19	$12,540	$11,425	$13,100
Aug 19	$11,824	$11,671	$12,976
Sep 19	$12,090	$11,548	$13,009
Oct 19	$12,125	$11,624	$13,215
Nov 19	$12,127	$11,532	$13,064
Dec 19	$12,644	$11,591	$13,465
Jan 20	$12,708	$11,746	$13,481
Feb 20	$12,630	$11,833	$13,186
Mar 20	$10,117	$11,576	$11,543
Apr 20	$10,472	$11,792	$11,899
May 20	$11,557	$11,857	$12,568
Jun 20	$12,370	$11,963	$12,818
Jul 20	$12,965	$12,344	$13,249
Aug 20	$13,271	$12,304	$13,262
Sep 20	$13,041	$12,263	$13,007
Oct 20	$13,039	$12,251	$13,033
Nov 20	$13,660	$12,463	$13,642
Dec 20	$14,111	$12,617	$14,009
Jan 21	$14,011	$12,483	$13,858
Feb 21	$13,903	$12,235	$13,496
Mar 21	$13,616	$12,004	$13,224
Apr 21	$14,040	$12,153	$13,520
May 21	$14,250	$12,249	$13,760
Jun 21	$14,152	$12,169	$13,727
Jul 21	$14,014	$12,323	$13,727
Aug 21	$14,147	$12,272	$13,847
Sep 21	$13,770	$12,036	$13,466
Oct 21	$13,766	$12,003	$13,378
Nov 21	$13,501	$11,966	$13,072
Dec 21	$13,504	$11,937	$13,266
Jan 22	$13,327	$11,675	$13,076
Feb 22	$13,072	$11,530	$12,322
Mar 22	$12,963	$11,173	$12,173
Apr 22	$12,328	$10,564	$11,466
May 22	$12,368	$10,593	$11,569
Jun 22	$11,572	$10,256	$10,952
Jul 22	$11,909	$10,486	$11,126
Aug 22	$12,068	$10,067	$11,066
Sep 22	$11,346	$9,531	$10,445
Oct 22	$11,058	$9,461	$10,407
Nov 22	$12,173	$9,907	$11,173
Dec 22	$12,530	$9,949	$11,311
Jan 23	$13,129	$10,265	$11,734
Feb 23	$12,764	$9,932	$11,419
Mar 23	$12,958	$10,245	$11,708
Apr 23	$13,059	$10,297	$11,790
May 23	$12,914	$10,102	$11,664
Jun 23	$13,283	$10,104	$11,984
Jul 23	$13,500	$10,161	$12,272
Aug 23	$13,142	$10,029	$12,016
Sep 23	$12,823	$9,730	$11,658
Oct 23	$12,663	$9,607	$11,548
Nov 23	$13,395	$10,088	$12,180
Dec 23	$13,904	$10,509	$12,664
Jan 24	$13,787	$10,376	$12,503
Feb 24	$13,796	$10,238	$12,528
Mar 24	$13,901	$10,295	$12,657
Apr 24	$13,695	$10,029	$12,391
May 24	$13,921	$10,165	$12,603
Jun 24	$13,981	$10,185	$12,573
Jul 24	$14,241	$10,469	$12,834
Aug 24	$14,602	$10,712	$13,180
Sep 24	$15,077	$10,893	$13,525
Oct 24	$14,677	$10,526	$13,096
Nov 24	$14,570	$10,571	$13,137
Dec 24	$14,334	$10,335	$12,919
Jan 25	$14,634	$10,397	$13,144
Feb 25	$14,849	$10,558	$13,291
Mar 25	$14,808	$10,622	$13,343
Apr 25	$14,997	$10,926	$13,544
May 25	$15,271	$10,875	$13,716
Jun 25	$15,845	$11,082	$14,073
Jul 25	$15,825	$10,919	$14,109
Aug 25	$16,265	$11,078	$14,376
Sep 25	$16,542	$11,154	$14,604
Oct 25	$16,693	$11,129	$14,793
Nov 25	$16,825	$11,156	$14,923
Dec 25	$17,063	$11,167	$15,089

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Emerging Markets Bond ETF	19.04%	3.87%	5.49%
50% GBI-EM 50% EMBI	16.80%	1.50%	4.20%
ICE BofA Global Broad Market Plus Index	8.05%	(2.41)%	1.11%

Prior to 10/06/2025, the Fund operated as the VanEck Emerging Markets Bond Fund. Performance and financial history of the Predecessor Fund's Class I Shares have been adopted by the Fund and will be used going forward.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 93,419,499
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 386,167
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$93,419,499 Number of Portfolio Holdings113 Portfolio Turnover Rate217% Advisory Fees Paid$386,167
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.2%
Other Investments		1.1%
Utilities		1.1%
Financials		1.5%
Energy		2.5%
Government		91.6%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Mexican Bonos, 8.00%, 11/7/2047	3.4%
Bonos de la Tesoreria de la Republica en pesos, 6.00%, 4/1/2033	3.1%
UAE International Government Bond, 2.88%, 10/19/2041	3.1%
Mexican Bonos, 7.75%, 11/13/2042	3.1%
Malaysia Government Bond, 4.05%, 4/18/2039	2.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2033	2.8%
Republic of Poland Government Bond, 5.00%, 10/25/2035	2.5%
Export-Import Bank of India, 5.50%, 1/13/2035	2.0%
Brazilian Government International Bond, 6.62%, 3/15/2035	2.0%
Bolivian Government International Bond, 4.50%, 3/20/2028	2.0%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Pursuant to a Plan of Reorganization previously approved by the Board of Trustees of the Trust, the Emerging Markets Bond Fund was reorganized into a newly created exchange-traded fund (the “ETF”) on October 6, 2025. The ETF has a unitary contractual management fee rate of 0.75%.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000195045
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class I
Trading Symbol	MWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted positive performance for the period but faced some headwinds relative to broad-based market indexes due to its underweight to tech-oriented companies, particularly mega-cap tech companies.

  Despite its relative underweight, the technology sector contributed the most to the Fund’s performance during the period followed by industrials and healthcare stocks.

  The leading individual contributors were Huntington Ingalls Industries, Applied Materials, and Teradyne.

  The consumer defensive sector detracted the most during the period.

  The leading individual detractors were Constellation Brands and Brown-Forman, both global beverage manufacturers, and Bio-Rad Laboratories Inc.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Morningstar® Wide Moat Focus Index
Nov 17	$10,000	$10,000	$10,000
Nov 17	$10,449	$10,241	$10,455
Dec 17	$10,615	$10,354	$10,629
Jan 18	$11,265	$10,947	$11,285
Feb 18	$10,747	$10,544	$10,768
Mar 18	$10,368	$10,276	$10,392
Apr 18	$10,512	$10,315	$10,545
May 18	$10,639	$10,564	$10,677
Jun 18	$10,886	$10,629	$10,939
Jul 18	$11,329	$11,024	$11,389
Aug 18	$11,544	$11,383	$11,610
Sep 18	$11,680	$11,448	$11,754
Oct 18	$11,002	$10,666	$11,078
Nov 18	$11,528	$10,883	$11,612
Dec 18	$10,477	$9,901	$10,550
Jan 19	$11,458	$10,694	$11,547
Feb 19	$11,873	$11,037	$11,969
Mar 19	$11,865	$11,252	$11,966
Apr 19	$12,407	$11,707	$12,522
May 19	$11,418	$10,963	$11,524
Jun 19	$12,232	$11,736	$12,358
Jul 19	$12,587	$11,905	$12,725
Aug 19	$12,293	$11,716	$12,432
Sep 19	$12,753	$11,935	$12,903
Oct 19	$13,278	$12,194	$13,442
Nov 19	$13,838	$12,636	$14,015
Dec 19	$14,123	$13,018	$14,311
Jan 20	$13,915	$13,013	$14,108
Feb 20	$12,911	$11,942	$13,095
Mar 20	$11,253	$10,467	$11,442
Apr 20	$12,819	$11,808	$13,042
May 20	$13,372	$12,371	$13,601
Jun 20	$13,415	$12,617	$13,654
Jul 20	$13,740	$13,328	$13,990
Aug 20	$14,565	$14,286	$14,840
Sep 20	$14,017	$13,743	$14,287
Oct 20	$13,629	$13,378	$13,896
Nov 20	$15,670	$14,842	$15,981
Dec 20	$16,125	$15,413	$16,470
Jan 21	$16,031	$15,257	$16,375
Feb 21	$17,003	$15,678	$17,376
Mar 21	$18,001	$16,365	$18,408
Apr 21	$18,767	$17,238	$19,203
May 21	$19,046	$17,358	$19,504
Jun 21	$19,256	$17,764	$19,727
Jul 21	$19,629	$18,186	$20,120
Aug 21	$19,897	$18,739	$20,407
Sep 21	$19,062	$17,867	$19,557
Oct 21	$19,755	$19,119	$20,279
Nov 21	$19,088	$18,986	$19,605
Dec 21	$20,002	$19,837	$20,556
Jan 22	$19,537	$18,811	$20,089
Feb 22	$19,310	$18,248	$19,867
Mar 22	$19,620	$18,925	$20,187
Apr 22	$18,146	$17,275	$18,682
May 22	$18,134	$17,306	$18,680
Jun 22	$16,773	$15,878	$17,283
Jul 22	$18,408	$17,342	$18,991
Aug 22	$17,501	$16,635	$18,064
Sep 22	$15,770	$15,103	$16,276
Oct 22	$16,827	$16,325	$17,378
Nov 22	$18,289	$17,238	$18,902
Dec 22	$17,277	$16,245	$17,867
Jan 23	$19,302	$17,265	$19,972
Feb 23	$18,771	$16,844	$19,428
Mar 23	$19,641	$17,462	$20,337
Apr 23	$19,826	$17,735	$20,544
May 23	$19,900	$17,812	$20,629
Jun 23	$21,208	$18,989	$21,998
Jul 23	$22,124	$19,599	$22,962
Aug 23	$21,320	$19,287	$22,137
Sep 23	$20,158	$18,367	$20,933
Oct 23	$19,209	$17,981	$19,952
Nov 23	$21,101	$19,623	$21,932
Dec 23	$22,747	$20,515	$23,657
Jan 24	$22,332	$20,860	$23,243
Feb 24	$23,267	$21,973	$24,233
Mar 24	$24,097	$22,680	$25,104
Apr 24	$22,894	$21,754	$23,859
May 24	$23,225	$22,833	$24,211
Jun 24	$23,218	$23,652	$24,221
Jul 24	$24,470	$23,940	$25,538
Aug 24	$25,525	$24,521	$26,669
Sep 24	$25,968	$25,044	$27,146
Oct 24	$25,236	$24,817	$26,395
Nov 24	$26,369	$26,274	$27,571
Dec 24	$25,167	$25,648	$26,329
Jan 25	$25,935	$26,362	$27,150
Feb 25	$24,942	$26,018	$26,124
Mar 25	$23,879	$24,552	$25,018
Apr 25	$23,366	$24,385	$24,494
May 25	$24,336	$25,920	$25,527
Jun 25	$25,454	$27,239	$26,715
Jul 25	$26,269	$27,850	$27,583
Aug 25	$26,703	$28,414	$28,047
Sep 25	$26,897	$29,452	$28,264
Oct 25	$27,596	$30,141	$29,015
Nov 25	$28,007	$30,215	$29,460
Dec 25	$28,468	$30,233	$29,963

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class I	13.12%	12.04%	13.70%
Morningstar® Wide Moat Focus Index	13.80%	12.71%	14.41%
S&P 500 Index	17.88%	14.42%	14.54%

* Inception of Fund: 11/06/2017.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Nov. 06, 2017
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 34,673,642
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,673,642 Number of Portfolio Holdings56 Portfolio Turnover Rate85% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.2%
Communication Services		2.5%
Financials		6.3%
Consumer Discretionary		7.6%
Consumer Staples		16.7%
Health Care		18.5%
Industrials		23.7%
Information Technology		24.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Huntington Ingalls Industries, Inc.	2.8%
Airbnb, Inc.	2.7%
Estee Lauder Cos, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
United Parcel Service, Inc.	2.7%
Danaher Corp.	2.7%
IDEX Corp.	2.6%
Salesforce, Inc.	2.5%
GE HealthCare Technologies, Inc.	2.5%
Adobe, Inc.	2.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000195046
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class Z
Trading Symbol	MWMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted positive performance for the period but faced some headwinds relative to broad-based market indexes due to its underweight to tech-oriented companies, particularly mega-cap tech companies.

  Despite its relative underweight, the technology sector contributed the most to the Fund’s performance during the period followed by industrials and healthcare stocks.

  The leading individual contributors were Huntington Ingalls Industries, Applied Materials, and Teradyne.

  The consumer defensive sector detracted the most during the period.

  The leading individual detractors were Constellation Brands and Brown-Forman, both global beverage manufacturers, and Bio-Rad Laboratories Inc.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Morningstar® Wide Moat Focus Index
Nov 17	$10,000	$10,000	$10,000
Nov 17	$10,449	$10,241	$10,455
Dec 17	$10,617	$10,354	$10,629
Jan 18	$11,267	$10,947	$11,285
Feb 18	$10,753	$10,544	$10,768
Mar 18	$10,374	$10,276	$10,392
Apr 18	$10,517	$10,315	$10,545
May 18	$10,645	$10,564	$10,677
Jun 18	$10,892	$10,629	$10,939
Jul 18	$11,339	$11,024	$11,389
Aug 18	$11,554	$11,383	$11,610
Sep 18	$11,689	$11,448	$11,754
Oct 18	$11,016	$10,666	$11,078
Nov 18	$11,538	$10,883	$11,612
Dec 18	$10,487	$9,901	$10,550
Jan 19	$11,473	$10,694	$11,547
Feb 19	$11,888	$11,037	$11,969
Mar 19	$11,880	$11,252	$11,966
Apr 19	$12,423	$11,707	$12,522
May 19	$11,433	$10,963	$11,524
Jun 19	$12,252	$11,736	$12,358
Jul 19	$12,611	$11,905	$12,725
Aug 19	$12,318	$11,716	$12,432
Sep 19	$12,777	$11,935	$12,903
Oct 19	$13,303	$12,194	$13,442
Nov 19	$13,863	$12,636	$14,015
Dec 19	$14,160	$13,018	$14,311
Jan 20	$13,953	$13,013	$14,108
Feb 20	$12,948	$11,942	$13,095
Mar 20	$11,284	$10,467	$11,442
Apr 20	$12,860	$11,808	$13,042
May 20	$13,411	$12,371	$13,601
Jun 20	$13,460	$12,617	$13,654
Jul 20	$13,785	$13,328	$13,990
Aug 20	$14,612	$14,286	$14,840
Sep 20	$14,066	$13,743	$14,287
Oct 20	$13,677	$13,378	$13,896
Nov 20	$15,725	$14,842	$15,981
Dec 20	$16,185	$15,413	$16,470
Jan 21	$16,089	$15,257	$16,375
Feb 21	$17,066	$15,678	$17,376
Mar 21	$18,069	$16,365	$18,408
Apr 21	$18,844	$17,238	$19,203
May 21	$19,126	$17,358	$19,504
Jun 21	$19,335	$17,764	$19,727
Jul 21	$19,708	$18,186	$20,120
Aug 21	$19,986	$18,739	$20,407
Sep 21	$19,148	$17,867	$19,557
Oct 21	$19,842	$19,119	$20,279
Nov 21	$19,174	$18,986	$19,605
Dec 21	$20,094	$19,837	$20,556
Jan 22	$19,626	$18,811	$20,089
Feb 22	$19,401	$18,248	$19,867
Mar 22	$19,711	$18,925	$20,187
Apr 22	$18,233	$17,275	$18,682
May 22	$18,227	$17,306	$18,680
Jun 22	$16,858	$15,878	$17,283
Jul 22	$18,507	$17,342	$18,991
Aug 22	$17,594	$16,635	$18,064
Sep 22	$15,855	$15,103	$16,276
Oct 22	$16,919	$16,325	$17,378
Nov 22	$18,391	$17,238	$18,902
Dec 22	$17,378	$16,245	$17,867
Jan 23	$19,412	$17,265	$19,972
Feb 23	$18,876	$16,844	$19,428
Mar 23	$19,757	$17,462	$20,337
Apr 23	$19,947	$17,735	$20,544
May 23	$20,022	$17,812	$20,629
Jun 23	$21,337	$18,989	$21,998
Jul 23	$22,266	$19,599	$22,962
Aug 23	$21,459	$19,287	$22,137
Sep 23	$20,286	$18,367	$20,933
Oct 23	$19,330	$17,981	$19,952
Nov 23	$21,242	$19,623	$21,932
Dec 23	$22,896	$20,515	$23,657
Jan 24	$22,485	$20,860	$23,243
Feb 24	$23,430	$21,973	$24,233
Mar 24	$24,258	$22,680	$25,104
Apr 24	$23,055	$21,754	$23,859
May 24	$23,386	$22,833	$24,211
Jun 24	$23,386	$23,652	$24,221
Jul 24	$24,640	$23,940	$25,538
Aug 24	$25,714	$24,521	$26,669
Sep 24	$26,161	$25,044	$27,146
Oct 24	$25,426	$24,817	$26,395
Nov 24	$26,565	$26,274	$27,571
Dec 24	$25,354	$25,648	$26,329
Jan 25	$26,134	$26,362	$27,150
Feb 25	$25,131	$26,018	$26,124
Mar 25	$24,064	$24,552	$25,018
Apr 25	$23,546	$24,385	$24,494
May 25	$24,533	$25,920	$25,527
Jun 25	$25,664	$27,239	$26,715
Jul 25	$26,484	$27,850	$27,583
Aug 25	$26,922	$28,414	$28,047
Sep 25	$27,121	$29,452	$28,264
Oct 25	$27,830	$30,141	$29,015
Nov 25	$28,244	$30,215	$29,460
Dec 25	$28,707	$30,233	$29,963

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class Z	13.23%	12.14%	13.81%
Morningstar® Wide Moat Focus Index	13.80%	12.71%	14.41%
S&P 500 Index	17.88%	14.42%	14.54%

* Inception of Fund: 11/06/2017.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Nov. 06, 2017
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 34,673,642
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,673,642 Number of Portfolio Holdings56 Portfolio Turnover Rate85% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.2%
Communication Services		2.5%
Financials		6.3%
Consumer Discretionary		7.6%
Consumer Staples		16.7%
Health Care		18.5%
Industrials		23.7%
Information Technology		24.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Huntington Ingalls Industries, Inc.	2.8%
Airbnb, Inc.	2.7%
Estee Lauder Cos, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
United Parcel Service, Inc.	2.7%
Danaher Corp.	2.7%
IDEX Corp.	2.6%
Salesforce, Inc.	2.5%
GE HealthCare Technologies, Inc.	2.5%
Adobe, Inc.	2.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000259178
Shareholder Report [Line Items]
Fund Name	VanEck Onchain Economy ETF
Class Name	VanEck Onchain Economy ETF
Trading Symbol	NODE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Onchain Economy ETF (the "Fund") for the period May 13, 2025 (inception of Fund) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Onchain Economy ETF	$50Footnote Reference(a)	0.67%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	0.67%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  The onchain economy delivered a strong year overall during the period from the Fund’s inception through year-end, despite intermittent market volatility. Performance was supported by generally positive trends across digital asset–related equities and continued investment in companies enabling blockchain adoption and digital infrastructure.

  The Fund’s largest individual contributors were Cipher Mining Inc. and IREN Ltd. Both companies benefited from improving bitcoin mining economics and investor demand for large-scale, vertically integrated digital infrastructure platforms, supported by access to power, efficient operations, and expanding data center capacity tied to digital asset activity. Strategy Inc. was the largest detractor as digital asset treasury companies saw a pullback during the second half of 2025 due to bitcoin’s price fall.

  At the sector level, Financial Services contributed the most to Fund performance, followed by Technology and Utilities. These sectors reflected strength across companies supporting digital asset markets, infrastructure, and related services.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Digital Assets Equity Index
May-25	$10,000	$10,000	$10,000
May-25	$9,935	$10,109	$10,072
Jun-25	$11,407	$10,563	$12,828
Jul-25	$11,891	$10,706	$13,557
Aug-25	$12,800	$10,970	$13,879
Sep-25	$15,372	$11,368	$16,896
Oct-25	$17,040	$11,622	$18,774
Nov-25	$14,830	$11,621	$15,065
Dec-25	$13,222	$11,742	$12,879

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	Life*
VanEck Onchain Economy ETF	32.22%
MVIS® Global Digital Assets Equity Index	28.79%
MSCI ACWI Index	17.42%

* Inception of Fund: 05/13/2025. Returns are not annualized.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	May 13, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 49,559,612
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 125,467
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$49,559,612 Number of Portfolio Holdings62 Portfolio Turnover Rate81% Advisory Fees Paid$125,467
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		0.8%
Real Estate		1.1%
Industrials		3.0%
Energy		3.4%
Consumer Discretionary		5.3%
Utilities		10.6%
Crypto ETPs		14.8%
Financials		15.0%
Information Technology		45.8%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

VanEck Bitcoin ETF	12.0%
IREN Ltd.	4.7%
Cipher Mining, Inc.	4.6%
Terawulf, Inc.	4.2%
Core Scientific, Inc.	3.5%
Applied Digital Corp.	3.3%
Hut 8 Corp.	3.1%
Figure Technology Solutions, Inc.	2.5%
Galaxy Digital, Inc.	2.4%
Robinhood Markets, Inc.	2.2%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]

[1]	Expenses for a full year would be higher than the amount shown.
[2]	Annualized